Business and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jul. 31, 2012
Business and Summary of Significant Accounting Policies
Schedule of estimated fair values and respective carrying values of the company's 2007 Senior Credit Facility, 2009 Loan Facility and PIK Notes

	February 1, 2011		January 31, 2012		July 31, 2012
	Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value
Senior Credit Facility	$212.3	$230.7	$223.0	$228.3	$224.1	$227.2
2009 Loan Facility	$151.5	$109.8	$—	$—	$—	$—
PIK Notes	$62.7	$48.9	$—	$—	$—	$—

Schedule of assets requiring recurring or non-recurring fair value measurements

		Fair Value Measurements
	Net Book Value as of Feb. 1, 2011				Fiscal 2010 Impairments
		Level 1	Level 2	Level 3
Nonqualified deferred compensation plan (Note 13)	$1,116	$—	$1,116	$—	$—
Goodwill requiring impairment (Note 4)	$2,610	$—	$—	$2,610	$536
Property and equipment requiring impairment (Note 3)	$290	$—	$—	$290	$1,723

		Fair Value Measurements
	Net Book Value as of Jan. 31, 2012				Fiscal 2011 Impairments
		Level 1	Level 2	Level 3
Nonqualified deferred compensation plan (Note 13)	$882	$—	$882	$—	$—
Property and equipment requiring impairment (Note 3)	$246	$—	$—	$246	$134

		Fair Value Measurements
	Net Book Value as of July 31, 2012				Fiscal 2011 Impairments
		Level 1	Level 2	Level 3
Nonqualified deferred compensation plan (Note 13)	$1,029	$—	$1,029	$—	$—

Schedule of activity with respect to the liability for sales returns and exchanges

	Fiscal 2010	Fiscal 2011
Balance at beginning of period	$68	$513
Sales return and exchange provision	1,613	3,651
Sales return and exchange claims	(1,168)	(3,085)

Balance at end of period	$513	$1,079

Schedule of activity with respect to the liability for product warranties

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Balance at beginning of period	$1,706	$1,802	$2,063
Warranty provision	899	1,265	2,238
Warranty claims	(803)	(1,004)	(1,535)

Balance at end of period	1,802	2,063	2,766
Less: Current portion included in accrued liabilities	648	783	1,285

Noncurrent portion included in other liabilities	$1,154	$1,280	$1,481

Schedule of accounts receivable

	February 1, 2011	January 31, 2012
Vendor incentives	$6,370	$11,054
Finance companies	2,247	4,106
Tenant improvement allowances	2,346	2,068
Franchisees and other	1,070	1,379

	$12,033	$18,607

Schedule of estimated useful lives of individual assets or classes of assets

Years
Buildings	30
Equipment, computers and software	3 - 5
Furniture and fixtures	7
Store signs	7
Vehicles	5

Schedule of the components of total net sales

				Twenty-Six Weeks Ended
	Fiscal 2009	Fiscal 2010	Fiscal 2011	August 2, 2011	July 31, 2012
Conventional mattresses	$258,069	$288,058	$323,461	$163,193	$197,844
Specialty mattresses	134,813	160,281	318,868	139,081	233,927
Furniture and accessories	29,282	33,905	46,367	22,201	31,252

Total product sales	422,164	482,244	688,696	324,475	463,023
Delivery service revenues	10,086	11,871	15,214	7,363	8,809

Total net sales	$432,250	$494,115	$703,910	$331,838	$471,832